Equity reserves	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Equity reserves [Text Block]

13) Equity reserves

	RSUs		Options				Warrants
					Weighted				Weighted
					average				average
					exercise				exercise		Total
	Number	Value	Number		price	Value	Number		price	Value	value
December 31, 2020	226	$1,329	588	C$	8.27	$3,207	8,366	C$	4.88	$16,755	$21,291
Share-based payments	-	587	-		-	998	-		-	-	1,585
Granted	76	499	467		15.59	1,081	-		-	-	1,580
Exercised	(81)	(842)	(164)		(4.68)	(421)	(6,527)		(2.94)	(5,344)	(6,607)
Expired	-	-	-		-	-	(7)		(2.90)	(5)	(5)
Forfeited	(5)	(22)	(2)		(6.70)	(8)	-		-	-	(30)
December 31, 2021	216	$1,551	889	C$	12.78	$4,857	1,832	C$	11.78	$11,406	$17,814
Share-based payments	-	564	-		-	1,714	-		-	-	2,278
Granted	111	640	363		11.79	359	-		-	-	999
Exercised	(123)	(1,308)	(36)		(6.70)	(133)	(10)		(11.50)	(34)	(1,475)
Expired	-	-	-		-	-	(1,480)		-	(4,573)	(4,573)
Forfeited	(4)	(7)	(208)		(13.23)	(898)	-		-	-	(905)
December 31, 2022	200	$1,440	1,008	C$	12.55	$5,899	342	C$	13.00	$6,799	$14,138

During the year ended December 31, 2022, the Company recognized a share-based payment expense related to the grant and vesting of stock options and RSUs of $2,372 (year ended December 31, 2021 - $3,135) for stock options and RSUs granted to the Company's directors, officers, employees and consultants. The total share- based payment expense was charged to operations. The weighted average share price on the date of option exercise in the year ended December 31, 2022 was $10.69.

a) RSUs

During the year ended December 31, 2022, the Company granted 111 RSUs to officers and employees of the Company. These RSUs vest over time, with one-third vesting during each of the three month periods ending June 30, 2023, June 30, 2024 and June 30, 2025.

During the year ended December 31, 2021, the Company granted 76 RSUs to officers and employees of the Company. These RSUs vest over time, with one-third vesting during each of the years ended 2022, 2023 and 2024.

b) Stock options
				Weighted		Weighted		Weighted
				average		average		average
		No.	No.	remaining		exercise		grant date
	Range of prices	outstanding	exercisable	life (years)		price		share price
C$	6.70 - 10.00	459	371	3.0	C$	6.78	C$	6.78
	10.01 - 15.00	150	-	0.1		13.87		13.87
	15.01 - 20.00	338	108	3.8		17.12		17.12
	20.01 - 25.00	29	29	0.6		24.00		24.00
	30.01 - 30.40	32	32	1.0		30.40		30.40
		1,008	540		C$	12.55

During the year ended December 31, 2022, the Company granted 363 (year ended December 31, 2021 - 467) stock options with a weighted average exercise price of C$11.79. The chart below details the inputs to the Black-Scholes model used in determining the fair value of the options granted during the year (with 0% dividend yield and 0% expected forfeiture rate).

		Year ended
		December 31, 2022						December 31, 2021
		Grant 1		Grant 2		Grant 3		Grant 1		Grant 2		Grant 3
Risk-free interest rate		1.62%		2.46%		2.94%		0.92%		0.95%		0.50%
Expected volatility		75.53%		76.33%		68.84%		83.70%		81.13%		76.78%
Expected life of options		5		5		5		5		5		2
Fair value on grant date	C$	6.93	C$	9.84	C$	4.13	C$	11.92	C$	12.58	C$	4.81
Exercise price	C$	11.22	C$	15.61	C$	6.99	C$	18.10	C$	19.52	C$	13.87
Number of options granted (000)		54		176		133		97		70		300
Expiry		01/20/27		04/01/27		12/14/27		03/24/26		06/22/26		02/01/23

Options vest in equal installments of one-third on the anniversary date of the grant. The remaining weighted average contractual life of options outstanding at December 31, 2022 was 2.7 years (December 31, 2021 - 2.6 years).

c)   Warrants

								Expected	Risk-free
No.	No.	Grant	Expiry		Exercise	Expected	Expected	dividend	Interest
outstanding	exercisable	Date	Date		price	volatility	life (years)	yield	rate
342	342	12/07/20	12/08/25	C$	13.00	88%	5.00	0%	0%
342	342			C$	13.00